Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Sales (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	$ 1,321,822	$ 1,842,315	$ 2,413,805	$ 3,548,474	$ 8,402,488	$ 7,971,224
Direct to Consumer [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	602,983	939,170	1,171,697	1,681,613	3,899,493	3,183,664
Wholesale [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	457,460	488,703	726,800	806,860	1,595,553	1,657,851
Third Party [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales		16,162		187,385	1,119,887	294,967
Products [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	1,060,443	1,444,035	1,898,497	2,675,858	6,614,933	5,136,482
Services [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	$ 261,379	$ 398,280	$ 515,307	$ 872,616	$ 1,787,555	$ 2,834,742